Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 7001 Dorsey Rd Years	Sep. 30, 2013 Oregon Center	Jul. 31, 2013 Patriot Business Park	Sep. 30, 2013 Patriot Business Park sqft	Aug. 31, 2013 Hollander 95 sqft	Aug. 31, 2013 Gulf Hammock sqft	Dec. 31, 2012 Commonwealth Avenue	Aug. 31, 2013 Windlass Run
Gain on termination of sale contract		$ 0	$ 0	$ 1,039								$ 1,039
Environmental remediation	1,771
Sales price							4,775
Gain before income taxes		476	7,333	0			341		514	433	1,116	4,928
Book value of property							3,603		595	296	723	2,971
Land acreage								15.18	5.38	284
Cash held in escrow		61	1,569
Mortgage prepayment					7,281	279
Rate of prepayed mortgage					6.12%	7.97%
Early prepayment provision in years					7.5
Prepayment penalty					382	7
Deferred loan costs on early prepayment					175
MSP adjustment		$ 575